PARENT ONLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
PARENT ONLY FINANCIAL INFORMATION
Schedule of Condensed Balance Sheets

	December 31,
	2017	2018
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	17,658	25,507
Time deposits	65,342	—
Prepaid expenses and other current assets	970	696
Total current assets	83,970	26,203
Investments and loans to subsidiaries	1,210,622	567,003
Total assets	1,294,592	593,206
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term bank loan	—	13,726
Accrued expenses and other current liabilities(1)	24,454	6,862
Total current liabilities	24,454	20,588
Other non-current liabilities	629	—
Total liabilities	25,083	20,588

Commitments and contingencies	—	—

Shareholders’ equity:
Class A ordinary shares (US$0.001 par value,860,000,000 shares authorized, 52,340,176 and 52,972,578 shares issued, 49,009,530 and 45,873,437 shares outstanding as of December 31, 2017 and 2018, respectively)	327	331
Class B ordinary shares (US$0.001 par value, 40,000,000 shares authorized, 7,206,059 shares and 7,206,059 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	74	74
Treasury shares (3,330,646 and 7,099,141 class A ordinary shares as of December 31, 2017 and 2018, respectively, at cost)	(255,103)	(457,169)
Additional paid-in capital	1,094,872	1,222,072
Accumulated other comprehensive income	39,372	50,472
Retained earnings (accumulated deficit)	389,967	(243,162)
Total shareholders’ equity	1,269,509	572,618
Total liabilities and shareholders’ equity	1,294,592	593,206

Schedule of Condensed Statements of Comprehensive Income

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Selling and marketing expenses	—	—	(403)
General and administrative expenses	(4,477)	(5,218)	(5,536)
Operating loss	(4,477)	(5,218)	(5,939)
Equity in earnings (loss) of subsidiaries	237,662	(913)	(589,564)
Foreign currency exchange losses	(4,753)	(421)	341
Interest income	8,027	2,327	413
Loss on foreign currency forward contract	(12,898)	—	—
Other income	2,559	4,078	2,550
Income (loss) before income taxes	226,120	(147)	(592,199)
Income tax expense	—	—	—
Net income (loss)	226,120	(147)	(592,199)
Other comprehensive income
Foreign currency translation adjustment, net of nil income tax	22,972	(13,832)	11,100
Unrealized holding gains on available for sale securities, net of RMB42, RMB2,818 and nil income taxes for the year 2016, 2017 and 2018, respectively	5,235	11,496	—
Less: Reclassification adjustment for loss on available for sale securities realized in net income, net of RMB42, RMB2,818 and nil income taxes for the year 2016, 2017 and 2018, respectively	(235)	(16,496)	—

Comprehensive income (loss)	254,092	(18,979)	(581,099)

Schedule of Condensed Statements of Cash Flows

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Operating activities:
Net cash (used in) provided by operating activities	(15,581)	(17,595)	165,098
Investing activities:
Purchase of time deposits	(298,688)	(196,771)	—
Proceeds from maturity of time deposits	620,607	363,533	63,452
Investments made to subsidiaries	(198,137)	—	—
Foreign currency exchange losses	—	10,691	1,890
Net cash provided by investing activities	123,782	177,453	65,342
Financing activities:

Proceeds from bank borrowing	—	—	13,228
Issuance of Class A ordinary shares in connection with exercise of share options	20,388	22,254	2,952
Payment of dividends	(54,026)	(63,087)	(42,955)
Repurchase of treasury shares	(44,406)	(143,389)	(196,957)

Net cash used in financing activities	(78,044)	(184,222)	(223,732)
Changes in cash and cash equivalents	30,157	(24,364)	6,708
Effect of foreign currency exchange rate changes on cash and cash equivalents	7,338	(1,748)	1,141
Net increase (decrease) in cash and cash equivalents	37,495	(26,112)	7,849
Cash and cash equivalents at beginning of year	6,275	43,770	17,658
Cash and cash equivalents at end of year	43,770	17,658	25,507
Non-cash financing activities:
Payable for repurchase of treasury shares	—	17,953	5,109